CONVERTIBLE NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

6.CONVERTIBLE NOTES

Concurrently with the execution of the Business Combination and for the purposes of raising the cash portion of the consideration for the Business Combination, Seven Oaks entered into Subscription Agreements with the PIPE Investors. Pursuant to these agreements, upon the Closing on December 8, 2021, the Company issued an aggregate of $87,500 in principal amount of PIPE Convertible Notes. The PIPE Convertible Notes will bear interest at a rate of 7.00% per annum payable semi-annually on June 15 and December 15 of each year, commencing June 15, 2022. The PIPE Convertible Notes will mature on December 15, 2026, unless earlier repurchased by the Company or converted at the option of the holders. Upon conversion, the Company will settle conversions of PIPE Convertible Notes through payment or delivery, as the case may be, of cash, shares of its common stock, or a combination of cash and shares of its common stock, at the Company’s election.

The initial conversion rate for the PIPE Convertible Notes is 83.333 shares of common stock per $1 thousand principal amount of the PIPE Convertible Notes (which represents an initial conversion of approximately $12.00 per share). The conversion rate for the PIPE Convertible Notes will be subject to adjustment upon the occurrence of certain specified events but will not be adjusted for accrued and unpaid interest. In addition, if a make-whole fundamental change (as defined in the indenture governing the PIPE Convertible Notes) or a redemption with respect to the PIPE Convertible Notes occurs prior to the maturity date, under certain circumstances as specified in the relevant indenture, the Company will increase the conversion rate for the PIPE Convertible Notes by a number of additional shares of the Company’s common stock for a holder that elects to convert its notes in connection with such make-whole fundamental change or redemption.

The Company is required to repurchase the PIPE Convertible Notes upon a fundamental change (as defined in the indenture governing the PIPE Convertible Notes) at a fundamental repurchase price equal to 101% of the principal amount plus any accrued and unpaid interest. On or after December 20, 2024, respectively, the Company may redeem for cash all or any portion of the PIPE Convertible Notes, at the Company’s option if the last reported sale price of the Company’s common stock has been at least 130% of the conversion price in effect for at least 20 trading days (whether or not consecutive) during any 30-consecutive trading-day period.

To the extent that the Company is unable to pay cash interest on the PIPE Convertible Notes on each interest payment date because of restrictions in the Company’s new term loan agreement (as discussed in Note 6), or at the election of the Company to defer interest payments, an amount equal to the unpaid interest then due will be added to the principal amount, without any action by the Company or the lender of the new term loan. The interest that is capitalized with, or added to, the principal amount is known as “PIK Interest.” As of March 31, 2022, the Company accrued for $1,531 of interest. Prior to each interest period, at its election, the Company will determine whether to pay cash interest or defer to PIK Interest.

Of the total transaction costs incurred as part of the Business Combination, $10,534 was allocated to the PIPE Convertible Notes and treated as debt issuance costs. As of March 31, 2022, the remaining period over which the debt issuance costs will be amortized was 4.71 years.

The indenture related to the Subscription Agreements includes customary affirmative and negative covenants including, among other things, compliance with applicable law, payment terms, events of default, and the terms surrounding the ability to repurchase the PIPE Convertible Notes.

5.CONVERTIBLE NOTES

PIPE Convertible Notes

Concurrently with the execution of the Business Combination and for the purposes of raising the cash portion of the consideration for the Business Combination, Seven Oaks entered into Subscription Agreements with the PIPE Investors. Pursuant to these agreements, upon the Closing on December 8, 2021, the Company issued an aggregate of $87,500,000 in principal amount of PIPE Convertible Notes. The PIPE Convertible Notes will bear interest at a rate of 7.00% per annum payable semi-annually on June 15 and December 15 of each year, commencing June 15, 2022. The PIPE Convertible Notes will mature on December 15, 2026, unless earlier repurchased by the Company or converted at the option of the holders. Upon conversion, the Company will settle conversions of PIPE Convertible Notes through payment or delivery, as the case may be, of cash, shares of its common stock, or a combination of cash and shares of its common stock, at the Company’s election.

The initial conversion rate for the PIPE Convertible Notes is 83.333 shares of common stock per $1,000 principal amount of the PIPE Convertible Notes (which represents an initial conversion of approximately $12.00 per share). The conversion rate for the PIPE Convertible Notes will be subject to adjustment upon the occurrence of certain specified events but will not be adjusted for accrued and unpaid interest. In addition, if a make-whole fundamental change (as defined in the indenture governing the PIPE Convertible Notes) or a redemption with respect to the PIPE Convertible Notes occurs prior to the maturity date, under certain circumstances as specified in the relevant indenture, the Company will increase the conversion rate for the PIPE Convertible Notes by a number of additional shares of the Company’s common stock for a holder that elects to convert its notes in connection with such make-whole fundamental change or redemption.

The Company is required to repurchase the PIPE Convertible Notes upon a fundamental change (as defined in the indenture governing the PIPE Convertible Notes) at a fundamental repurchase price equal to 101% of the principal amount plus any accrued and unpaid interest. On or after December 20, 2024, respectively, the Company may redeem for cash all or any portion of the PIPE

Convertible Notes, at the Company’s option if the last reported sale price of the Company’s common stock has been at least 130% of the conversion price in effect for at least 20 trading days (whether or not consecutive) during any 30-consecutive trading-day period.

To the extent that the Company is unable to pay cash interest on the PIPE Convertible Notes on each interest payment date because of restrictions in the Company’s new term loan agreement (as discussed in Note 6), or at the election of the Company to defer interest payments, an amount equal to the unpaid interest then due will be added to the principal amount, without any action by the Company or the lender of the new term loan. The interest that is capitalized with, or added to, the principal amount is known as “PIK Interest.” As of December 31, 2021, the Company accrued for $391,319 of interest using the stated interest rate. Prior to each interest period, the Company will determine whether to pay cash interest or defer to PIK Interest.

As discussed in Note 1, $10,534,127 of the transaction costs incurred as part of the Business Combination were allocated to the PIPE Convertible Notes and treated as debt issuance costs. As of December 31, 2021, the remaining period over which the debt issuance costs will be amortized was 4.95 years.

The indenture related to the Subscription Agreements includes customary affirmative and negative covenants including, among other things, compliance with applicable law, payment terms, events of default, and the terms surrounding the ability to repurchase the PIPE Convertible Notes.

Convertible Promissory Notes

On May 15, 2020, May 26, 2020 and May 29, 2020, the Company issued Subordinated Convertible Promissory Notes (each, a “Note”) in an aggregate principal amount of $8,215,000 pursuant to the Note Purchase Agreement, dated May 15, 2020, by and among the Company and the noteholders. The maturity date of the Notes is the earlier of (a) two years from the Note issuance; (b) upon acceleration due to an event of default; and (c) upon conversion of the Notes in connection with the Company raising equity proceeds of $25,000,000 or more inclusive of the principal amount of the Notes. The Notes accrue 0.25% simple interest per annum (the short-term AFR fixed on the respective Note issuance date). The Notes converted into Series E-2 preferred stock as a result of the Series E raise in June 2020.

In accordance with ASC 815-15-25 the conversion feature of the Promissory Note was considered an embedded derivative instrument that required bifurcation and separate accounting. The feature was recorded at its fair value at issuance date and separated from the underlying note value. The Promissory Note was converted in the same quarter as issuance. Upon conversion, the Company performed a final valuation of the embedded derivative’s fair value which resulted in a loss of $4,323,770 which was recorded in other income (expense), net. The fair market value of the derivative was calculated using a discounted cash flow model, which utilized the original implied discount rate and an adjustment for a change in the market spread. Additionally, the Promissory Note and bifurcated derivative were removed at the carrying amounts, with the difference in the then-current fair value of the shares issued of $102,972 being recorded as a loss on extinguishment within other income (expense), net. There was no impact on the Consolidated Balance Sheets as the issuance and conversion of the note occurred within the same quarter of 2020.

Immediately prior to the consummation of the Business Combination, all of the Old Boxed preferred stock, including the Series E-2 preferred stock discussed above, converted into shares of Old Boxed common stock. Then upon Closing, each share of Old Boxed common stock converted into the right to receive approximately 0.9498 shares of New Boxed common stock.